Profit before Income Tax	12 Months Ended
Dec. 31, 2019
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Profit before Income Tax
28	PROFIT BEFORE INCOME TAX
Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Employee salaries and welfare costs	20,125	19,268	18,741
Housing benefits	1,189	1,061	933
Contribution to the defined contribution pension plan	2,905	2,531	2,357
Depreciation and amortisation	4,379	2,638	2,240
Foreign exchange losses/(gains)	67	194	(52)
Remuneration in respect of audit services provided by auditors	60	59	59